Convertible Subordinated Debt (Narrative) (Details)	12 Months Ended			1 Months Ended	12 Months Ended										1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2008 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 27, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member]	Oct. 08, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member]	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2012 Common Shares [Member]	Dec. 31, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	Dec. 31, 2008 Treasury Shares Previously Purchased [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2008 Newly Issued Common Shares [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]
Debt Conversion [Line Items]
Accretion interest expense	€ 4,469,000	€ 4,401,000
Convertible subordinated notes				150,000,000	0					150,000,000		0	0	0	150,000,000		0	0			150,000,000
Convertible subordinated notes, interest rate				4.25%											6.50%	6.50%				6.50%
Convertible subordinated notes, conversion rate				48.0307											58.5851	58.5851
Convertible subordinated notes, conversion rate, base amount				1,000												1,000
Conversion price, per share				$ 20.82												€ 17.09
Convertible, conversion price adjusted																		€ 16.53			€ 16.85
Percentage of redemption price equal to principal amount					100.00%					100.00%	100.00%				100.00%	100.00%
Percentage of common shares that exceeds conversion price										130.00%	130.00%				130.00%	130.00%
Term of common shares exceeds coversion price threshold of 30 consecutive trading days										20 days	20 days								20 days
Amount of convertible subordinated notes, repurchased at nominal value						56,500,000	26,300,000			14,600,000
Convertible subordinated notes, repurchased on market value						74,600,000	33,700,000			19,400,000
Subordinated notes converted into shares					4,400,000	7,000			7,700,000
Subordinated debt converted into number of shares (in shares)	9,074,396,000	2,151,020,000	878,491,000		337				372,426								9,074,396	9,074,396				9,074,396	2,151,020	878,491	102,509	269,917
Loss resulting from early extinguishment of debt	€ 2,209,000	€ 824,000	€ 3,609,000			$ (3,609)		€ (1,548,000)			€ 3,740,000
Conversion price adjusted for cash dividend										$ 20.71
Convertible subordinated notes, newly issued common shares (in shares)	9,074,396,000	2,151,020,000	878,491,000		337				372,426								9,074,396	9,074,396				9,074,396	2,151,020	878,491	102,509	269,917